State Street Bank and Trust Company

Fund Administration Legal Division

4 Copley Place, 5th floor

Boston, MA 02116

September 11, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:      Office of Filings, Information & Consumer Service

Re:	State Street Institutional Investment Trust (the “Trust”)
File Nos.: 811-09819 and 333-30810

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the statutory prospectus and statement of additional information for the Class G shares of the State Street Institutional U.S. Government Money Market Fund, dated September 9, 2014, do not differ from those contained in Post-Effective Amendment No. 66 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on September 9, 2014 (Accession # 0001193125-14-336757).

If you have any questions, please contact me at (617) 662-3967.

Very truly yours,

/s/ Kristin Schantz

Kristin Schantz

Vice President and Counsel